Offsets	Nov. 05, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Disc Medicine, Inc.
Form or Filing Type	S-3
File Number	333-281359
Initial Filing Date	Aug. 08, 2024
Fee Offset Claimed	$ 16,523.54
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 189,925,765.25
Termination / Withdrawal Statement	On August 8, 2024, the registrant filed a registration statement on Form S-3ASR (File No. 333-281359) and on November 15, 2024, the registrant filed a sales agreement prospectus supplement covering the offering, issuance and sale by the registrant of up to an aggregate of $200,000,000 of its common stock pursuant to its "at-the-market" offering program with Cantor Fitzgerald & Co. (the "Prior Prospectus Supplement"). The registrant incurred a filing fee in the amount of $30,620 in connection with the Prior Prospectus Supplement, which fee was calculated pursuant to Rule 457(o) under the Securities Act. Of this amount, $25,144.84 was offset pursuant to Rule 457(p) under the Securities Act by previously paid registration fees attributable to unsold securities under the registrant's prior "at-the-market" offering with Jefferies LLC, registered pursuant to the registrant's registration statement on Form S-3 filed on November 20, 2023 (File No. 333-275652) (the "Source Registration Statement"). The registrant previously paid an aggregate registration fee of $59,040 in connection with the Source Registration Statement (based on the filing fee rate in effect at the time of the filing of the Source Registration Statement). As of the date of filing of this prospectus supplement, $189,925,765.25 of shares of the registrant's common stock (the "Unsold Securities") remained unsold under the Prior Prospectus Supplement, representing $29,077.63 in registration fees attributable to such Unsold Securities under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, filing fees in the amount of $16,523.54 relating to a portion of the Unsold Securities are being carried forward, and the offering pursuant to the Prior Prospectus Supplement is deemed terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Disc Medicine, Inc.
Form or Filing Type	S-3
File Number	333-275652
Filing Date	Nov. 20, 2023
Fee Paid with Fee Offset Source	$ 59,040.00